UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	06-30-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Capital Preservation Fund

June 30, 2012

Capital Preservation - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

U.S. TREASURY BILLS(1) — 68.2%

U.S. Treasury Bill, 0.08%, 7/5/12	$65,000,000	$64,999,404
U.S. Treasury Bill, 0.04%, 7/19/12	87,000,000	86,998,477
U.S. Treasury Bill, 0.04%, 7/19/12	50,000,000	49,999,000
U.S. Treasury Bill, 0.06%, 7/19/12	10,000,000	9,999,700
U.S. Treasury Bill, 0.08%, 7/19/12	150,000,000	149,994,000
U.S. Treasury Bill, 0.06%, 7/26/12	110,000,000	109,995,799
U.S. Treasury Bill, 0.07%, 7/26/12	10,000,000	9,999,514
U.S. Treasury Bill, 0.08%, 7/26/12	150,000,000	149,991,667
U.S. Treasury Bill, 0.09%, 7/26/12	50,000,000	49,996,962
U.S. Treasury Bill, 0.09%, 8/9/12	75,000,000	74,992,687
U.S. Treasury Bill, 0.10%, 8/16/12	45,000,000	44,994,537
U.S. Treasury Bill, 0.08%, 8/23/12	128,000,000	127,984,453
U.S. Treasury Bill, 0.09%, 8/23/12	125,000,000	124,984,358
U.S. Treasury Bill, 0.11%, 8/23/12	50,000,000	49,991,903
U.S. Treasury Bill, 0.07%, 8/30/12	10,000,000	9,998,917
U.S. Treasury Bill, 0.08%, 9/6/12	100,000,000	99,986,042
U.S. Treasury Bill, 0.08%, 9/6/12	140,000,000	139,979,156
U.S. Treasury Bill, 0.09%, 9/13/12	100,000,000	99,982,014
U.S. Treasury Bill, 0.09%, 9/13/12	50,000,000	49,990,750
U.S. Treasury Bill, 0.10%, 9/20/12	100,000,000	99,978,625
U.S. Treasury Bill, 0.15%, 9/20/12	50,000,000	49,983,406
U.S. Treasury Bill, 0.13%, 10/18/12	70,000,000	69,972,447
U.S. Treasury Bill, 0.15%, 11/8/12	75,000,000	74,960,729
U.S. Treasury Bill, 0.14%, 11/29/12	75,000,000	74,955,958

TOTAL U.S. TREASURY BILLS		1,874,710,505

U.S. TREASURY NOTES(1) — 15.5%

U.S. Treasury Note, 1.50%, 7/15/12	125,000,000	125,068,088
U.S. Treasury Note, 0.13%, 7/31/12	4,731,000	4,730,501
U.S. Treasury Note, 4.625%, 7/31/12	30,000,000	30,111,520
U.S. Treasury Note, 0.08%, 8/15/12	5,675,000	5,674,431
U.S. Treasury Note, 1.75%, 8/15/12	60,000,000	60,122,234
U.S. Treasury Note, 4.125%, 8/31/12	90,000,000	90,599,765
U.S. Treasury Note, 0.375%, 9/30/12	8,000,000	8,004,807
U.S. Treasury Note, 1.375%, 11/15/12	50,000,000	50,227,464
U.S. Treasury Note, 3.125%, 4/30/13	50,000,000	51,207,265

TOTAL U.S. TREASURY NOTES		425,746,075

TEMPORARY CASH INVESTMENTS — 0.1%

SSgA U.S. Government Money Market Fund	2,391,200	2,391,200

Capital Preservation - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 83.8%	2,302,847,780

OTHER ASSETS AND LIABILITIES(2) — 16.2%	445,852,094

NET ASSETS — 100.0%	$2,748,699,874

Notes to Schedule of Investments

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.
(2)	Amount relates primarily to securities sold, but not settled, at period end.

Capital Preservation - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value per share. When such valuations do not relect fair value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
U.S. Treasury Bills	—	$1,874,710,505	—
U.S. Treasury Notes	—	425,746,075	—
Temporary Cash Investments	$2,391,200	—	—

Total Value of Investment Securities	$2,391,200	$2,300,456,580	—

3. Federal Tax Information

As of June 30, 2012, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,302,847,780

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Ginnie Mae Fund

June 30, 2012

Ginnie Mae - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 98.0%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITY — 2.6%
GNMA, VRN, 1.625%, 7/20/12	$48,540,749	$50,350,168

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 95.4%
GNMA, 3.50%, 7/19/12(2)	25,000,000	26,750,000
GNMA, 4.00%, 7/19/12(2)	195,000,000	213,037,500
GNMA, 4.00%, 12/20/39 to 5/15/42	378,361,909	414,431,013
GNMA, 4.50%, 7/19/12(2)	30,000,000	32,812,500
GNMA, 4.50%, 7/15/33 to 5/20/41	276,378,442	304,334,688
GNMA, 5.00%, 6/15/33 to 6/20/40(3)	353,318,300	391,691,754
GNMA, 5.50%, 4/15/33 to 1/20/40	257,278,891	287,282,518
GNMA, 6.00%, 7/20/16 to 2/20/39	124,901,428	140,414,790
GNMA, 6.50%, 6/15/23 to 11/15/38	34,102,427	39,380,393
GNMA, 7.00%, 5/15/17 to 12/20/29	6,650,703	7,918,373
GNMA, 7.25%, 4/15/23 to 6/15/23	53,480	61,550
GNMA, 7.50%, 6/15/17 to 11/15/31	5,546,609	6,231,226
GNMA, 7.65%, 6/15/16 to 12/15/16	60,468	60,845
GNMA, 7.75%, 11/15/22 to 6/20/23	46,430	47,488
GNMA, 7.77%, 4/15/20 to 6/15/20	144,354	153,193
GNMA, 7.85%, 9/20/22	27,723	27,861
GNMA, 7.89%, 9/20/22	12,462	12,524
GNMA, 7.98%, 6/15/19	27,190	27,335
GNMA, 8.00%, 2/20/17 to 7/20/30	1,584,638	1,767,010
GNMA, 8.15%, 2/15/21	50,168	51,794
GNMA, 8.25%, 4/15/17 to 2/15/22	329,879	342,201
GNMA, 8.35%, 11/15/20	26,941	27,090
GNMA, 8.50%, 1/20/13 to 12/15/30	1,245,478	1,415,345
GNMA, 8.75%, 3/15/17 to 7/15/27	116,630	120,523
GNMA, 9.00%, 7/20/15 to 1/15/25	809,374	889,518
GNMA, 9.25%, 9/15/16 to 3/15/25	179,661	183,260
GNMA, 9.50%, 5/15/16 to 7/20/25	342,722	354,501
GNMA, 9.75%, 8/15/17 to 11/20/21	61,318	65,075
GNMA, 10.00%, 3/15/16 to 11/20/21	23,613	25,230
GNMA, 10.25%, 2/15/19	6,784	6,832
GNMA, 10.50%, 3/15/14 to 4/20/19	42,672	45,093
GNMA, 11.00%, 2/15/16 to 6/15/20	29,159	29,988
GNMA, 11.25%, 2/20/16	1,365	1,376
GNMA, 11.50%, 7/15/13 to 5/20/14	440	446
GNMA, 12.25%, 2/15/14	1,129	1,138
GNMA, 13.00%, 12/15/12 to 8/15/15	17,645	17,819
GNMA, 13.50%, 10/15/12 to 8/15/14	6,225	6,280
GNMA, 13.75%, 8/15/14	2,088	2,107

Ginnie Mae - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

GNMA, 14.50%, 10/15/12	$458	$461

		1,870,028,638

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,826,090,667)		1,920,378,806

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 9.0%

GNMA, Series 1998-17, Class F, VRN, 0.74%, 7/16/12	285,311	288,116
GNMA, Series 1998-6, Class FA, VRN, 0.75%, 7/16/12	2,423,781	2,447,693
GNMA, Series 1999-43, Class FB, VRN, 0.59%, 7/16/12	8,858,932	8,904,885
GNMA, Series 2000-22, Class FG, VRN, 0.44%, 7/16/12	95,303	95,547
GNMA, Series 2001-59, Class FD, VRN, 0.74%, 7/16/12	1,312,866	1,325,424
GNMA, Series 2001-62, Class FB, VRN, 0.74%, 7/16/12	2,665,076	2,690,557
GNMA, Series 2002-13, Class FA, VRN, 0.74%, 7/16/12	1,542,347	1,554,678
GNMA, Series 2002-24, Class FA, VRN, 0.74%, 7/16/12	2,826,068	2,848,563
GNMA, Series 2002-29, Class FA SEQ, VRN, 0.59%, 7/20/12	871,747	878,445
GNMA, Series 2002-31, Class FW, VRN, 0.64%, 7/16/12	882,940	889,246
GNMA, Series 2003-110, Class F, VRN, 0.64%, 7/20/12	3,847,874	3,869,905
GNMA, Series 2003-42, Class FW, VRN, 0.59%, 7/20/12	1,415,118	1,421,682
GNMA, Series 2003-66, Class EH, 5.00%, 5/20/32	16,025,667	16,991,918
GNMA, Series 2003-66, Class HF, VRN, 0.69%, 7/20/12	2,660,710	2,679,185
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	22,223,224	23,765,067
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.49%, 7/16/12	1,813,716	1,821,999
GNMA, Series 2004-76, Class F, VRN, 0.64%, 7/20/12	3,649,430	3,669,708
GNMA, Series 2004-80, Class FM, VRN, 0.54%, 7/20/12	4,434,125	4,436,724
GNMA, Series 2007-5, Class FA, VRN, 0.38%, 7/20/12	14,028,278	14,022,381
GNMA, Series 2007-58, Class FC, VRN, 0.74%, 7/20/12	7,066,661	7,119,358
GNMA, Series 2007-74, Class FL, VRN, 0.70%, 7/16/12	14,849,041	14,925,882
GNMA, Series 2008-2, Class LF, VRN, 0.70%, 7/20/12	7,698,163	7,750,423
GNMA, Series 2009-109, Class FA, VRN, 0.64%, 7/16/12	5,227,289	5,248,448
GNMA, Series 2009-45, Class PA, 4.50%, 1/16/31	22,688,546	23,691,520
GNMA, Series 2009-58, Class MB, 4.50%, 2/16/33	11,150,000	12,094,169
GNMA, Series 2010-60, Class DY SEQ, 4.00%, 5/16/25	10,000,000	11,253,149

TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $171,949,042)		176,684,672

TEMPORARY CASH INVESTMENTS — 8.3%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 4.00%, 2/15/15 - 6/30/16, valued at $52,706,603), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $51,702,808)		51,702,377
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $52,870,444), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $51,702,808)		51,702,377

Ginnie Mae - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $13,166,466), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $12,925,659)		$12,925,594
SSgA U.S. Government Money Market Fund	46,365,116	46,365,116

TOTAL TEMPORARY CASH INVESTMENTS (Cost $162,695,464)		162,695,464

TOTAL INVESTMENT SECURITIES — 115.3% (Cost $2,160,735,173)		2,259,758,942

OTHER ASSETS AND LIABILITIES(4) — (15.3)%		(299,674,020)

TOTAL NET ASSETS — 100.0%		$1,960,084,922

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

340	U.S. Treasury 10-Year Notes	September 2012	$45,347,500	$(186,703)

Notes to Schedule of Investments

GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.
(2)	Forward commitment. Settlement date is indicated.
(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $692,156.

(4)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

Ginnie Mae - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$1,920,378,806	—
U.S. Government Agency Collateralized Mortgage Obligations	—	176,684,672	—
Temporary Cash Investments	$46,365,116	116,330,348	—

Total Value of Investment Securities	$46,365,116	$2,213,393,826	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$(186,703)	—	—

Ginnie Mae - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,160,735,173
Gross tax appreciation of investments	$99,314,107
Gross tax depreciation of investments	(290,338)
Net tax appreciation (depreciation) of investments	$99,023,769

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Government Bond Fund

June 30, 2012

Government Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

U.S. TREASURY SECURITIES — 48.4%

U.S. Treasury Bonds, 10.625%, 8/15/15	$6,250,000	$8,220,219
U.S. Treasury Bonds, 8.125%, 8/15/21	14,247,000	22,394,503
U.S. Treasury Bonds, 7.125%, 2/15/23	10,700,000	16,376,018
U.S. Treasury Bonds, 6.75%, 8/15/26	1,600,000	2,511,750
U.S. Treasury Bonds, 6.625%, 2/15/27	4,500,000	7,037,577
U.S. Treasury Bonds, 5.50%, 8/15/28	7,500,000	10,805,858
U.S. Treasury Bonds, 5.25%, 2/15/29	5,000,000	7,060,155
U.S. Treasury Bonds, 5.375%, 2/15/31	1,300,000	1,896,375
U.S. Treasury Bonds, 3.50%, 2/15/39	4,000,000	4,635,000
U.S. Treasury Bonds, 4.25%, 5/15/39	8,500,000	11,120,389
U.S. Treasury Bonds, 4.375%, 11/15/39	11,200,000	14,941,506
U.S. Treasury Bonds, 4.625%, 2/15/40	13,000,000	18,013,125
U.S. Treasury Bonds, 4.375%, 5/15/41	10,000,000	13,378,130
U.S. Treasury Bonds, 3.75%, 8/15/41	1,800,000	2,174,625
U.S. Treasury Bonds, 3.125%, 11/15/41	10,500,000	11,308,825
U.S. Treasury Bonds, 3.125%, 2/15/42	3,600,000	3,874,500
U.S. Treasury Bonds, 3.00%, 5/15/42	5,000,000	5,249,220
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	15,872,974	16,400,004
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	14,904,540	16,226,155
U.S. Treasury Notes, 1.375%, 2/15/13	25,000,000	25,187,500
U.S. Treasury Notes, 3.50%, 5/31/13	23,500,000	24,198,584
U.S. Treasury Notes, 1.00%, 7/15/13	10,000,000	10,078,130
U.S. Treasury Notes, 0.375%, 7/31/13	22,000,000	22,030,074
U.S. Treasury Notes, 0.75%, 8/15/13	20,000,000	20,110,940
U.S. Treasury Notes, 0.125%, 9/30/13	15,000,000	14,974,215
U.S. Treasury Notes, 0.50%, 10/15/13	10,000,000	10,029,300
U.S. Treasury Notes, 0.25%, 10/31/13	10,000,000	9,997,270
U.S. Treasury Notes, 0.75%, 12/15/13	23,000,000	23,152,743
U.S. Treasury Notes, 1.75%, 1/31/14	10,000,000	10,228,520
U.S. Treasury Notes, 0.75%, 6/15/14	10,000,000	10,085,160
U.S. Treasury Notes, 0.625%, 7/15/14	30,000,000	30,180,480
U.S. Treasury Notes, 0.50%, 8/15/14	5,000,000	5,017,970
U.S. Treasury Notes, 0.50%, 10/15/14	15,000,000	15,058,590
U.S. Treasury Notes, 2.125%, 11/30/14	19,000,000	19,804,536
U.S. Treasury Notes, 1.875%, 6/30/15	20,000,000	20,859,380
U.S. Treasury Notes, 1.25%, 9/30/15	21,000,000	21,526,638
U.S. Treasury Notes, 1.25%, 10/31/15	18,700,000	19,170,417
U.S. Treasury Notes, 2.125%, 12/31/15	22,053,000	23,288,321
U.S. Treasury Notes, 1.50%, 6/30/16	5,000,000	5,182,030
U.S. Treasury Notes, 1.50%, 7/31/16	53,300,000	55,252,965
U.S. Treasury Notes, 4.875%, 8/15/16	14,000,000	16,431,408
U.S. Treasury Notes, 0.75%, 6/30/17(1)	6,500,000	6,510,667
U.S. Treasury Notes, 2.375%, 7/31/17	32,000,000	34,577,504
U.S. Treasury Notes, 4.75%, 8/15/17	11,950,000	14,344,672
U.S. Treasury Notes, 1.875%, 10/31/17	22,000,000	23,225,466
U.S. Treasury Notes, 1.50%, 8/31/18	4,000,000	4,130,312
U.S. Treasury Notes, 1.375%, 11/30/18	20,000,000	20,471,880
U.S. Treasury Notes, 1.125%, 5/31/19	3,000,000	3,007,032
U.S. Treasury Notes, 3.625%, 2/15/20	11,300,000	13,303,106
U.S. Treasury Notes, 3.625%, 2/15/21	10,000,000	11,814,850

Government Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

U.S. Treasury Notes, 2.125%, 8/15/21	$14,000,000	$14,729,540
U.S. Treasury Notes, 2.00%, 2/15/22	42,000,000	43,453,620
U.S. Treasury Notes, 1.75%, 5/15/22	3,500,000	3,532,267

TOTAL U.S. TREASURY SECURITIES (Cost $755,349,008)		798,570,021

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 45.9%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.8%
FHLMC, VRN, 2.60%, 7/15/12	3,657,536	3,814,761
FHLMC, VRN, 2.69%, 7/15/12	8,517,611	8,899,552
FHLMC, VRN, 2.90%, 7/15/12	11,955,648	12,498,588
FHLMC, VRN, 3.56%, 7/15/12	5,108,223	5,379,691
FHLMC, VRN, 3.71%, 7/15/12	6,335,586	6,694,768
FHLMC, VRN, 3.97%, 7/15/12	2,228,899	2,367,674
FHLMC, VRN, 4.02%, 7/15/12	2,102,732	2,229,876
FNMA, VRN, 2.72%, 7/25/12	2,730,495	2,840,959
FNMA, VRN, 3.10%, 7/25/12	5,614,066	5,888,295
FNMA, VRN, 3.34%, 7/25/12	3,912,774	4,109,424
FNMA, VRN, 3.37%, 7/25/12	6,180,450	6,506,361
FNMA, VRN, 3.61%, 7/25/12	3,663,715	3,868,380
FNMA, VRN, 5.75%, 7/25/12	1,543,272	1,661,146
FNMA, VRN, 5.98%, 7/25/12	11,130,519	12,210,770
FNMA, VRN, 3.90%, 7/25/12	4,235,223	4,497,232
GNMA, VRN, 1.625%, 7/20/12	779,213	808,062
GNMA, VRN, 1.625%, 7/20/12	2,398,104	2,482,494
GNMA, VRN, 1.625%, 7/20/12	1,723,210	1,787,009
GNMA, VRN, 1.625%, 7/20/12	1,157,140	1,199,981
GNMA, VRN, 1.625%, 7/20/12	874,198	906,563
GNMA, VRN, 1.625%, 7/20/12	1,345,563	1,396,502
GNMA, VRN, 1.625%, 7/20/12	2,384,959	2,475,245
GNMA, VRN, 2.125%, 7/20/12	1,581,535	1,643,186

		96,166,519

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 40.1%
FHLMC, 4.50%, 1/1/19	1,439,997	1,540,440
FHLMC, 5.00%, 5/1/23	7,852,061	8,482,087
FHLMC, 5.50%, 10/1/34	1,657,844	1,815,089
FHLMC, 5.50%, 4/1/38	21,510,843	23,409,964
FHLMC, 4.00%, 12/1/40	3,272,229	3,524,963
FHLMC, 4.00%, 4/1/41	13,966,769	15,115,339
FHLMC, 6.50%, 7/1/47	94,623	105,479
FNMA, 4.00%, 7/12/12(3)	30,000,000	31,945,311
FNMA, 4.50%, 7/12/12(3)	50,000,000	53,656,250
FNMA, 5.00%, 7/12/12(3)	15,000,000	16,237,504
FNMA, 6.50%, 7/12/12(3)	15,170,000	17,073,365
FNMA, 4.50%, 6/1/18	851,987	917,805
FNMA, 4.50%, 5/1/19	4,408,588	4,746,406

Government Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

FNMA, 5.00%, 9/1/20	$508,556	$550,792
FNMA, 4.50%, 11/1/20	390,891	420,844
FNMA, 6.50%, 3/1/32	285,293	326,606
FNMA, 7.00%, 6/1/32	307,679	359,987
FNMA, 6.50%, 8/1/32	340,727	390,068
FNMA, 5.50%, 7/1/33	3,320,420	3,650,924
FNMA, 5.00%, 11/1/33	17,883,759	19,466,126
FNMA, 6.00%, 12/1/33	11,341,608	12,773,119
FNMA, 5.50%, 8/1/34	14,130,946	15,528,660
FNMA, 5.50%, 9/1/34	934,327	1,026,743
FNMA, 5.50%, 10/1/34	6,446,439	7,088,096
FNMA, 5.00%, 8/1/35	2,696,315	2,926,461
FNMA, 5.50%, 1/1/36	15,295,868	16,780,126
FNMA, 5.00%, 2/1/36	1,627,956	1,770,926
FNMA, 5.50%, 4/1/36	4,468,239	4,901,821
FNMA, 5.00%, 5/1/36	7,864,825	8,536,133
FNMA, 5.50%, 12/1/36	3,397,748	3,712,589
FNMA, 5.50%, 2/1/37	12,531,941	13,693,171
FNMA, 6.50%, 8/1/37	1,004,296	1,125,407
FNMA, 6.00%, 9/1/37	5,327,110	5,871,302
FNMA, 6.00%, 11/1/37	22,794,669	25,401,072
FNMA, 6.00%, 9/1/38	1,435,967	1,571,215
FNMA, 6.00%, 11/1/38	1,172,799	1,283,261
FNMA, 4.50%, 2/1/39	6,243,987	6,703,540
FNMA, 4.50%, 4/1/39	2,668,194	2,948,786
FNMA, 4.50%, 5/1/39	6,532,515	7,219,485
FNMA, 4.50%, 10/1/39	8,759,425	9,680,581
FNMA, 4.50%, 3/1/40	8,156,325	8,952,885
FNMA, 4.00%, 10/1/40	7,968,093	8,643,277
FNMA, 4.50%, 11/1/40	7,353,844	8,072,033
FNMA, 4.00%, 12/1/40	9,074,318	9,761,003
FNMA, 4.00%, 5/1/41	8,643,056	9,218,778
FNMA, 4.50%, 6/1/41	11,982,426	13,152,650
FNMA, 4.50%, 7/1/41	1,091,363	1,192,490
FNMA, 4.00%, 8/1/41	7,419,194	8,022,363
FNMA, 4.50%, 9/1/41	5,996,855	6,512,935
FNMA, 3.50%, 10/1/41	11,687,349	12,302,446
FNMA, 4.00%, 12/1/41	19,473,930	21,026,702
FNMA, 4.00%, 1/1/42	14,276,999	15,232,465
FNMA, 4.00%, 1/1/42	6,864,769	7,387,908
FNMA, 6.50%, 6/1/47	133,453	148,754
FNMA, 6.50%, 8/1/47	267,992	298,718
FNMA, 6.50%, 8/1/47	457,204	509,624
FNMA, 6.50%, 9/1/47	605,653	675,094
FNMA, 6.50%, 9/1/47	27,581	30,744
FNMA, 6.50%, 9/1/47	282,074	314,415
FNMA, 6.50%, 9/1/47	157,127	175,143
FNMA, 6.50%, 9/1/47	215,797	240,539
FNMA, 6.00%, 4/1/48	2,949,168	3,212,194
GNMA, 4.00%, 7/19/12(3)	37,000,000	40,422,500
GNMA, 4.50%, 7/19/12(3)	17,000,000	18,593,750
GNMA, 5.50%, 12/20/38	10,891,076	12,099,245

Government Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

GNMA, 6.00%, 1/20/39	$2,269,883	$2,546,512
GNMA, 5.00%, 3/20/39	13,331,777	14,739,875
GNMA, 5.50%, 3/20/39	4,077,074	4,529,352
GNMA, 5.50%, 4/20/39	6,955,120	7,726,665
GNMA, 5.00%, 12/15/39	11,506,052	12,767,627
GNMA, 4.50%, 1/15/40	6,626,523	7,271,538
GNMA, 5.00%, 8/20/40	14,323,877	15,877,046
GNMA, 4.00%, 11/20/40	19,643,015	21,502,751
GNMA, 4.00%, 12/15/40	3,813,764	4,179,893
GNMA, 4.00%, 2/15/41	9,423,866	10,313,853

		661,931,610

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $728,092,115)		758,098,129

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 9.4%

FHLMC, Series 2625, Class FJ SEQ, VRN, 0.54%, 7/15/12	81,965	81,979
FHLMC, Series 2684, Class FP, VRN, 0.74%, 7/15/12	10,074,401	10,108,598
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	5,260,000	5,547,317
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	5,000,000	5,230,582
FHLMC, Series 2779, Class FM SEQ, VRN, 0.59%, 7/15/12	527,275	528,240
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	8,813,000	9,351,179
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	4,987,450	5,426,727
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	13,450,011	14,562,716
FHLMC, Series 3397, Class GF, VRN, 0.74%, 7/15/12	4,202,124	4,233,943
FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14	406,409	407,140
FHLMC, Series 3601, Class AB SEQ, 1.25%, 11/15/12	1,284,727	1,286,304
FHLMC, Series 3778, Class L SEQ, 3.50%, 12/15/25	11,104,439	12,207,216
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21	490,014	503,667
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	6,337,991	6,722,353
FNMA, Series 2003-42, Class FK, VRN, 0.65%, 7/25/12	659,858	661,273
FNMA, Series 2003-43, Class LF, VRN, 0.60%, 7/25/12	1,310,675	1,313,692
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.65%, 7/25/12	257,432	257,577
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	9,300,000	10,215,469
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	5,485,000	5,894,181
FNMA, Series 2005-121, Class V SEQ, 4.50%, 6/25/29	11,444,160	12,165,442
FNMA, Series 2007-36, Class FB, VRN, 0.65%, 7/25/12	1,032,671	1,038,818
FNMA, Series 2010-39, Class VN SEQ, 5.00%, 10/25/39	8,900,000	9,234,655
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	15,238,647	16,013,574
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33	12,000,000	12,832,558
GNMA, Series 2007-5, Class FA, VRN, 0.38%, 7/20/12	3,565,729	3,564,230
GNMA, Series 2010-60, Class DY SEQ, 4.00%, 5/16/25	5,000,000	5,626,574

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $149,721,926)		155,016,004

Government Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

U.S. GOVERNMENT AGENCY SECURITIES — 4.7%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 2.8%
FHLB, 4.75%, 12/16/16	$6,000,000	$7,028,976
FHLB, Series 1, 1.00%, 6/21/17	12,300,000	12,329,889
FHLB, 5.00%, 11/17/17	5,000,000	6,047,670
FHLMC, 5.00%, 2/16/17	5,000,000	5,944,830
FHLMC, Series 1, 1.00%, 7/28/17	3,500,000	3,504,228
FHLMC, 4.875%, 6/13/18	1,000,000	1,213,320
FHLMC, 2.375%, 1/13/22	1,500,000	1,543,975
FNMA, 0.70%, 9/19/14	6,000,000	6,004,122
FNMA, 1.625%, 10/26/15	2,120,000	2,197,696

		45,814,706

GOVERNMENT-BACKED CORPORATE BONDS(4) — 1.9%
Ally Financial, Inc., 1.75%, 10/30/12	14,000,000	14,069,468
Citigroup Funding, Inc., 1.875%, 10/22/12	2,000,000	2,009,976
Citigroup Funding, Inc., 1.875%, 11/15/12	8,000,000	8,051,424
General Electric Capital Corp., 2.625%, 12/28/12	7,415,000	7,500,317

		31,631,185

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $76,214,933)		77,445,891

TEMPORARY CASH INVESTMENTS — 3.0%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 4.00%, 2/15/15 - 6/30/16, valued at $16,081,895), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $15,775,616)		15,775,485
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $16,131,887), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $15,775,616)		15,775,485
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $4,017,366), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $3,943,891)		3,943,871
SSgA U.S. Government Money Market Fund	14,101,347	14,101,347

Government Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

TOTAL TEMPORARY CASH INVESTMENTS (Cost $49,596,188)	49,596,188

TOTAL INVESTMENT SECURITIES — 111.4% (Cost $1,758,974,170)	1,838,726,233

OTHER ASSETS AND LIABILITIES(5) — (11.4)%	(187,907,992)

TOTAL NET ASSETS — 100.0%	$1,650,818,241

Notes to Schedule of Investments

FDIC	-	Federal Deposit Insurance Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	When-issued security.
(2)	Final maturity date indicated, unless otherwise noted.
(3)	Forward commitment. Settlement date is indicated.
(4)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(5)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

Government Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
U.S. Treasury Securities	—	$798,570,021	—
U.S. Government Agency Mortgage-Backed Securities	—	758,098,129	—
Collateralized Mortgage Obligations	—	155,016,004	—
U.S. Government Agency Securities	—	77,445,891	—
Temporary Cash Investments	$14,101,347	35,494,841	—

Total Value of Investment Securities	$14,101,347	$1,824,624,886	—

Government Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,759,283,058
Gross tax appreciation of investments	$79,987,717
Gross tax depreciation of investments	(544,542)
Net tax appreciation (depreciation) of investments	$79,443,175

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Inflation-Adjusted Bond Fund

June 30, 2012

Inflation-Adjusted Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

U.S. TREASURY SECURITIES — 90.6%

U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	$182,764,767	$241,306,698
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	151,624,668	193,984,810
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	116,570,436	156,832,815
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	60,996,792	76,641,494
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	138,319,182	213,854,458
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	74,720,848	103,967,036
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	157,379,398	255,052,986
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	31,469,144	50,874,308
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	76,504,178	109,018,453
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	117,039,068	167,722,485
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	78,911,275	83,263,705
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13	20,074,518	20,574,815
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14	147,827,770	153,602,366
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	78,472,661	81,078,189
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14	168,800,111	179,007,285
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15	159,454,412	169,594,755
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	129,311,406	134,392,956
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	115,239,161	125,457,648
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16	141,833,980	157,092,196
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	170,422,590	177,585,622
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	113,954,482	130,593,659
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	142,713,930	164,879,259
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	75,972,750	80,293,700
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	91,918,500	109,339,906
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	119,459,968	136,539,040
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	51,161,319	58,503,787
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	65,154,496	78,098,870
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	85,234,205	102,134,528
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	76,817,912	89,492,868
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	189,474,408	220,441,726
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	225,966,474	260,585,216
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	169,221,331	188,813,946
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	152,987,765	162,202,830
U.S. Treasury Notes, 0.875%, 1/31/17	60,000,000	60,553,140
U.S. Treasury Notes, 1.00%, 3/31/17	46,500,000	47,168,438
U.S. Treasury Notes, 2.00%, 2/15/22	70,000,000	72,422,700

TOTAL U.S. TREASURY SECURITIES (Cost $4,222,880,001)		4,812,968,693

CORPORATE BONDS — 3.3%

AEROSPACE AND DEFENSE — 0.1%
Honeywell International, Inc., 5.375%, 3/1/41	1,470,000	1,877,178
L-3 Communications Corp., 5.20%, 10/15/19	900,000	988,103
Lockheed Martin Corp., 4.25%, 11/15/19	3,000,000	3,358,404

		6,223,685

BEVERAGES — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	3,120,000	4,128,509
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	4,030,000	4,812,888

Inflation-Adjusted Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Coca-Cola Co. (The), 3.625%, 3/15/14	$2,440,000	$2,565,677
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	3,540,000	3,711,407
SABMiller Holdings, Inc., 3.75%, 1/15/22(2)	1,400,000	1,493,027

		16,711,508

CHEMICALS — 0.1%
Dow Chemical Co. (The), 2.50%, 2/15/16	3,480,000	3,581,894

COMMERCIAL BANKS†
PNC Funding Corp., 3.625%, 2/8/15	980,000	1,041,647

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39	2,675,000	3,464,417

CONSUMER FINANCE — 0.1%
Credit Suisse (New York), 5.30%, 8/13/19	3,240,000	3,652,815
PNC Bank N.A., 6.00%, 12/7/17	1,200,000	1,399,391

		5,052,206

DIVERSIFIED FINANCIAL SERVICES — 0.2%
Citigroup, Inc., 6.01%, 1/15/15	4,340,000	4,666,290
General Electric Capital Corp., 3.75%, 11/14/14	4,640,000	4,874,766
General Electric Capital Corp., 5.625%, 9/15/17	200,000	229,882
General Electric Capital Corp., 4.375%, 9/16/20	1,200,000	1,301,360
General Electric Capital Corp., MTN, 6.00%, 8/7/19	1,350,000	1,582,863

		12,655,161

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc., 6.55%, 2/15/39	3,250,000	4,203,027
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	3,900,000	4,703,852
Verizon Communications, Inc., 6.10%, 4/15/18	3,970,000	4,845,107

		13,751,986

FOOD PRODUCTS — 0.3%
HJ Heinz Co., 2.00%, 9/12/16	2,560,000	2,631,071
Kraft Foods, Inc., 6.125%, 2/1/18	2,450,000	2,940,840
Kraft Foods, Inc., 5.375%, 2/10/20	6,970,000	8,266,399

		13,838,310

GAS UTILITIES — 0.1%
Enterprise Products Operating LLC, 3.70%, 6/1/15	2,500,000	2,669,480
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	2,990,000	3,319,770
Williams Partners LP, 4.125%, 11/15/20	1,690,000	1,772,812

		7,762,062

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Baxter International, Inc., 1.85%, 1/15/17	1,300,000	1,330,413
Stryker Corp., 3.00%, 1/15/15	1,450,000	1,526,901
Stryker Corp., 2.00%, 9/30/16	3,720,000	3,816,720

		6,674,034

Inflation-Adjusted Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17	$2,970,000	$3,474,024

INSURANCE — 0.1%
Boeing Capital Corp., 2.125%, 8/15/16	3,680,000	3,843,900
Prudential Financial, Inc., MTN, 2.75%, 1/14/13	1,300,000	1,312,997

		5,156,897

IT SERVICES — 0.1%
International Business Machines Corp., 1.95%, 7/22/16	3,970,000	4,089,501

MACHINERY†
Deere & Co., 2.60%, 6/8/22	1,520,000	1,521,968

MEDIA — 0.4%
Comcast Corp., 5.90%, 3/15/16	1,880,000	2,167,661
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	3,300,000	3,477,580
NBCUniversal Media LLC, 4.375%, 4/1/21	3,600,000	3,970,620
News America, Inc., 6.90%, 8/15/39	3,630,000	4,357,216
Time Warner Cable, Inc., 8.25%, 2/14/14	1,210,000	1,347,813
Time Warner, Inc., 4.875%, 3/15/20	3,270,000	3,689,547

		19,010,437

METALS AND MINING — 0.2%
Barrick North America Finance LLC, 4.40%, 5/30/21	3,000,000	3,241,872
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	4,320,000	4,521,079
Newmont Mining Corp., 6.25%, 10/1/39	1,980,000	2,264,066
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	2,310,000	2,487,944

		12,514,961

MULTI-UTILITIES — 0.2%
Dominion Resources, Inc., 6.40%, 6/15/18	3,250,000	3,979,046
Duke Energy Ohio, Inc., 2.10%, 6/15/13	1,950,000	1,980,026
FirstEnergy Solutions Corp., 6.05%, 8/15/21	900,000	990,908
Pacific Gas & Electric Co., 6.25%, 12/1/13	1,820,000	1,958,719
PG&E Corp., 5.75%, 4/1/14	1,380,000	1,485,566
Sempra Energy, 6.50%, 6/1/16	1,250,000	1,472,348

		11,866,613

OIL, GAS AND CONSUMABLE FUELS — 0.3%
Apache Corp., 4.75%, 4/15/43	4,330,000	4,837,117
Chevron Corp., 3.95%, 3/3/14	2,440,000	2,575,471
ConocoPhillips, 4.75%, 2/1/14	5,990,000	6,365,124
Occidental Petroleum Corp., 1.75%, 2/15/17	1,000,000	1,018,449
Talisman Energy, Inc., 7.75%, 6/1/19	500,000	614,678

		15,410,839

PHARMACEUTICALS†
Roche Holdings, Inc., 6.00%, 3/1/19(2)	2,130,000	2,654,640

SOFTWARE — 0.1%
Adobe Systems, Inc., 3.25%, 2/1/15	4,800,000	5,047,978

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14	2,320,000	2,484,768

Inflation-Adjusted Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	$1,560,000	$2,138,573

		4,623,341

TOTAL CORPORATE BONDS (Cost $162,833,104)		176,128,109

COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 2.2%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	7,200,000	7,524,486
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 7/1/12	3,050,000	3,409,944
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 7/1/12	5,300,000	5,686,489
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.42%, 7/15/12(2)	5,129,554	4,698,125
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 7/1/12	3,900,000	3,896,465
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	6,468,305	6,552,189
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 7/1/12	4,450,000	4,805,424
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 7/1/12	15,850,000	17,001,502
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	5,860,000	6,329,313
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	14,375,000	15,558,091
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	3,950,000	4,114,055
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.45%, 7/11/12	8,650,000	9,216,878
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 7/11/12	7,500,000	8,068,928
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A4 SEQ, VRN, 5.20%, 7/11/12	10,000,000	11,096,190
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 7/11/12	5,025,000	5,470,956

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $111,607,528)		113,429,035

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 1.7%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	4,544,652	4,705,750
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	5,031,518	5,236,346

Inflation-Adjusted Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	$3,154,228	$3,238,524
Banc of America Mortgage Securities, Inc., Series 2004-8, Class 5A1, 6.50%, 5/25/32	3,761,250	3,945,971
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33	5,792,726	6,027,778
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	5,923,589	6,147,860
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	5,391,642	5,669,039
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.00%, 7/1/12	4,745,828	4,953,515
Sequoia Mortgage Trust, Series 2011-1, Class A1, VRN, 4.125%, 7/1/12	3,408,693	3,493,249
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 7/1/12	5,632,125	5,704,405
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	5,648,724	5,959,059
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	5,883,222	6,196,913
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	3,518,573	3,654,648

		64,933,057

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	16,532,472	17,988,594
FHLMC, Series 3794, Class LB SEQ, 3.50%, 1/15/26	7,665,877	8,352,078

		26,340,672

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $89,429,964)		91,273,729

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 1.0%

FNMA, 4.50%, 9/1/41	23,130,725	25,121,319
FNMA, 4.00%, 1/1/42	26,478,393	28,496,217

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $52,656,730)		53,617,536

MUNICIPAL SECURITIES — 0.1%

Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	430,000	590,828
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	295,000	364,620
Texas GO, (Building Bonds), 5.52%, 4/1/39	875,000	1,143,520

TOTAL MUNICIPAL SECURITIES (Cost $1,599,423)		2,098,968

Inflation-Adjusted Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares	Value

TEMPORARY CASH INVESTMENTS — 1.1%

Lexington Parker Capital, 0.18%, 7/2/12(2)(4)	59,000,000	$58,998,625
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 4.00%, 2/15/15 - 6/30/16, valued at $87,961), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $86,286)		86,285
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $88,234), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $86,286)		86,285
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $21,973), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $21,571)		21,571
SSgA U.S. Government Money Market Fund	75,002	75,002

TOTAL TEMPORARY CASH INVESTMENTS (Cost $59,268,848)		59,267,768

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $4,700,275,598)		5,308,783,838

OTHER ASSETS AND LIABILITIES†		1,734,093

TOTAL NET ASSETS — 100.0%		$5,310,517,931

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

931	U.S. Treasury 10-Year Notes	September 2012	$124,172,125	$(467,595)

TOTAL RETURN SWAP AGREEMENTS

Counterparty	Notional Amount	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate	Termination Date	Value

Bank of America N.A.	$40,800,000	U.S. CPI Urban Consumers NSA Index	Receive	1.57%	9/8/14	$42,013
Bank of America N.A.	32,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33%	1/22/15	(714,035)
Bank of America N.A.	1,075,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28%	1/21/16	(6,642)
Bank of America N.A.	44,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.87%	9/21/16	139,408

Inflation-Adjusted Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

Bank of America N.A.	4,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.42%	4/1/18	(80,404)
Bank of America N.A.	8,700,000	U.S. CPI Urban Consumers NSA Index	Receive	2.51%	3/30/19	(215,281)
Bank of America N.A.	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.66%	12/4/19	(199,381)
Bank of America N.A.	50,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.62%	3/18/20	(1,718,480)
Bank of America N.A.	4,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.67%	4/1/22	(163,343)
Barclays Bank plc	46,100,000	U.S. CPI Urban Consumers NSA Index	Receive	1.58%	9/6/13	(78,024)
Barclays Bank plc	54,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.66%	9/12/14	(92,708)
Barclays Bank plc	55,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.69%	9/22/14	(148,086)
Barclays Bank plc	49,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.77%	9/23/14	(248,291)
Barclays Bank plc	38,900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30%	1/11/16	(274,173)
Barclays Bank plc	24,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74%	4/25/17	(1,672,630)
Barclays Bank plc	29,200,000	U.S. CPI Urban Consumers NSA Index	Receive	2.90%	12/21/27	(3,203,532)

						$(8,633,589)

Notes to Schedule of Investments

CPI	-	Consumer Price Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
PHHMC	-	PHH Mortgage Corporation
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

Inflation-Adjusted Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

†	Category is less than 0.05% of total net assets.
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $9,486,449.

(2)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $71,958,472, which represented 1.4% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.
(4)	The rate indicated is the yield to maturity at purchase.

Inflation-Adjusted Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Inflation-Adjusted Bond - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
U.S. Treasury Securities	—	$4,812,968,693	—
Corporate Bonds	—	176,128,109	—
Commercial Mortgage-Backed Securities	—	113,429,035	—
Collateralized Mortgage Obligations	—	91,273,729	—
U.S. Government Agency Mortgage-Backed Securities	—	53,617,536	—
Municipal Securities	—	2,098,968	—
Temporary Cash Investments	$75,002	59,192,766	—

Total Value of Investment Securities	$75,002	$5,308,708,836	—

Other Financial Instruments
Futures Contracts	$(467,595)	—	—
Swap Agreements	—	$(8,633,589)	—

Total Unrealized Gain (Loss) on Other Financial Instruments	$(467,595)	$(8,633,589)	—

3. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,704,433,718
Gross tax appreciation of investments	$606,293,990
Gross tax depreciation of investments	(1,943,870)
Net tax appreciation (depreciation) of investments	$604,350,120

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short-Term Government Fund

June 30, 2012

Short-Term Government - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

U.S. TREASURY SECURITIES — 67.3%

U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	$5,250,041	$5,424,358
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	4,997,753	5,440,913
U.S. Treasury Notes, 0.75%, 9/15/13	32,861,000	33,053,566
U.S. Treasury Notes, 0.50%, 10/15/13	10,730,000	10,761,439
U.S. Treasury Notes, 0.75%, 12/15/13	26,490,000	26,665,920
U.S. Treasury Notes, 1.25%, 2/15/14	4,700,000	4,771,233
U.S. Treasury Notes, 0.75%, 6/15/14	7,377,000	7,439,823
U.S. Treasury Notes, 0.625%, 7/15/14	49,627,000	49,925,556
U.S. Treasury Notes, 0.50%, 8/15/14	13,413,000	13,461,206
U.S. Treasury Notes, 0.25%, 9/15/14	5,700,000	5,688,868
U.S. Treasury Notes, 0.50%, 10/15/14	39,903,000	40,058,861
U.S. Treasury Notes, 0.375%, 11/15/14	7,377,000	7,382,761
U.S. Treasury Notes, 2.125%, 11/30/14	31,520,000	32,854,683
U.S. Treasury Notes, 2.625%, 12/31/14	13,413,000	14,168,527
U.S. Treasury Notes, 0.25%, 1/15/15	14,754,000	14,714,813
U.S. Treasury Notes, 2.25%, 1/31/15	34,202,000	35,845,304
U.S. Treasury Notes, 0.25%, 2/15/15	4,024,000	4,010,797
U.S. Treasury Notes, 2.375%, 2/28/15	4,300,000	4,526,421
U.S. Treasury Notes, 1.875%, 6/30/15	12,071,000	12,589,679
U.S. Treasury Notes, 1.25%, 9/30/15	15,425,000	15,811,828
U.S. Treasury Notes, 1.25%, 10/31/15	15,894,000	16,293,829

TOTAL U.S. TREASURY SECURITIES (Cost $360,361,724)		360,890,385

U.S. GOVERNMENT AGENCY SECURITIES — 12.3%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 9.2%
FHLB, 3.625%, 10/18/13	1,341,000	1,398,424
FHLB, 0.875%, 12/27/13	10,059,000	10,142,560
FHLB, 0.375%, 1/29/14	5,627,000	5,631,395
FHLB, Series 467, 5.25%, 6/18/14	6,706,000	7,350,239
FHLB, 1.00%, 6/21/17	684,000	685,662
FHLMC, 0.375%, 11/27/13	1,006,000	1,007,132
FHLMC, 1.00%, 8/27/14	1,341,000	1,359,948
FHLMC, 0.625%, 12/29/14	6,170,000	6,197,500
FHLMC, 2.875%, 2/9/15	4,091,000	4,345,947
FHLMC, 1.75%, 9/10/15	8,115,000	8,424,847
FNMA, 0.70%, 9/19/14	2,683,000	2,684,843

		49,228,497

GOVERNMENT-BACKED CORPORATE BONDS(1) — 3.1%
Citigroup Funding, Inc., 1.875%, 10/22/12	3,353,000	3,369,725

Short-Term Government - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

General Electric Capital Corp., 2.625%, 12/28/12	$13,413,000	$13,567,330

		16,937,055

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $65,472,271)		66,165,552

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 11.5%

FHLMC, Series 2430, Class QC, 5.50%, 2/15/17	2,628,305	2,750,285
FHLMC, Series 2624, Class FE SEQ, VRN, 0.54%, 7/15/12	701,067	702,024
FHLMC, Series 2625, Class FJ SEQ, VRN, 0.54%, 7/15/12	93,448	93,464
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	5,186,786	5,541,520
FHLMC, Series 2684, Class FP, VRN, 0.74%, 7/15/12	1,714,973	1,720,794
FHLMC, Series 2699, Class TG SEQ, 4.00%, 5/15/17	188,760	190,527
FHLMC, Series 2718, Class FW, VRN, 0.59%, 7/15/12	1,434,121	1,436,442
FHLMC, Series 2779, Class FM SEQ, VRN, 0.59%, 7/15/12	353,590	354,238
FHLMC, Series 2827, Class F, VRN, 0.59%, 7/15/12	128,070	128,094
FHLMC, Series 3501, Class AC SEQ, 4.00%, 8/15/23	2,885,402	3,011,568
FHLMC, Series 3562, Class KB SEQ, 4.00%, 11/15/22	2,607,983	2,681,998
FHLMC, Series 3575, Class A SEQ, 4.00%, 11/15/22	3,172,229	3,250,251
FHLMC, Series 3599, Class B SEQ, 1.60%, 11/15/14	578,086	579,125
FHLMC, Series 3601, Class AB SEQ, 1.25%, 11/15/12	712,406	713,280
FHLMC, Series 3842, Class JB, 2.00%, 9/15/18	4,321,593	4,434,642
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21	328,603	337,759
FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	1,326,382	1,397,818
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	3,378,637	3,583,531
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	3,353,000	3,557,935
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	2,012,000	2,130,353
FNMA, Series 2003-17, Class FN, VRN, 0.55%, 7/25/12	2,382,651	2,394,407
FNMA, Series 2003-42, Class FK, VRN, 0.65%, 7/25/12	663,750	665,174
FNMA, Series 2003-43, Class LF, VRN, 0.60%, 7/25/12	878,947	880,971
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	4,829,000	5,304,355
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	2,750,000	2,955,150
FNMA, Series 2006-60, Class KF, VRN, 0.55%, 7/25/12	4,754,230	4,767,418
FNMA, Series 2010-83, Class CM SEQ, 4.50%, 3/25/25	5,264,722	5,532,447
GNMA, Series 2009-61, Class PA, 5.00%, 2/16/32	271,098	273,498

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $61,022,143)		61,369,068

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 6.6%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 6.3%
FHLMC, VRN, 2.17%, 7/15/12	61,012	61,629
FHLMC, VRN, 2.39%, 7/15/12	3,436,529	3,661,142
FHLMC, VRN, 2.45%, 7/15/12	883,809	945,257
FHLMC, VRN, 2.60%, 7/15/12	1,149,877	1,199,307

Short-Term Government - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Principal Amount	Value

FHLMC, VRN, 2.69%, 7/15/12	$4,305,530	$4,498,596
FHLMC, VRN, 2.75%, 7/15/12	26,776	27,102
FHLMC, VRN, 3.01%, 7/15/12	36,916	37,207
FHLMC, VRN, 3.56%, 7/15/12	2,304,125	2,426,574
FHLMC, VRN, 3.71%, 7/15/12	2,719,233	2,873,394
FHLMC, VRN, 3.97%, 7/15/12	790,736	839,969
FHLMC, VRN, 4.02%, 7/15/12	1,337,047	1,417,893
FHLMC, VRN, 6.15%, 7/15/12	784,267	850,846
FNMA, VRN, 1.77%, 7/25/12	28,459	29,487
FNMA, VRN, 1.90%, 7/25/12	15,137	15,746
FNMA, VRN, 2.01%, 7/25/12	52,839	55,367
FNMA, VRN, 2.08%, 7/25/12	28,256	29,549
FNMA, VRN, 2.13%, 7/25/12	28,138	28,494
FNMA, VRN, 2.18%, 7/25/12	8,291	8,331
FNMA, VRN, 2.20%, 7/25/12	33,039	33,140
FNMA, VRN, 2.21%, 7/25/12	10,675	11,108
FNMA, VRN, 2.25%, 7/25/12	5,031	5,051
FNMA, VRN, 2.25%, 7/25/12	1,085,539	1,149,328
FNMA, VRN, 2.27%, 7/25/12	21,644	22,943
FNMA, VRN, 2.30%, 7/25/12	1,974,239	2,095,827
FNMA, VRN, 2.35%, 7/25/12	11,519	12,142
FNMA, VRN, 2.52%, 7/25/12	5,142	5,219
FNMA, VRN, 2.68%, 7/25/12	248,138	264,494
FNMA, VRN, 2.72%, 7/25/12	860,001	894,793
FNMA, VRN, 2.75%, 7/25/12	15,996	17,071
FNMA, VRN, 2.76%, 7/25/12	21,342	21,501
FNMA, VRN, 2.875%, 7/25/12	6,263	6,561
FNMA, VRN, 3.10%, 7/25/12	2,196,036	2,303,305
FNMA, VRN, 3.34%, 7/25/12	567,247	595,755
FNMA, VRN, 3.37%, 7/25/12	2,845,968	2,996,043
FNMA, VRN, 3.875%, 7/25/12	6,763	6,806
FNMA, VRN, 3.90%, 7/25/12	1,844,995	1,959,134
FNMA, VRN, 3.90%, 7/25/12	838,283	888,441
FNMA, VRN, 4.00%, 7/25/12	32,082	34,184
FNMA, VRN, 4.16%, 7/25/12	68,037	69,106
FNMA, VRN, 4.43%, 7/25/12	10,584	10,631
FNMA, VRN, 5.98%, 7/25/12	1,033,713	1,134,038
FNMA, VRN, 6.18%, 7/25/12	3,604	3,620
FNMA, VRN, 7.49%, 7/25/12	3,916	4,042
GNMA, VRN, 2.125%, 7/20/12	11,608	12,060
GNMA, VRN, 2.375%, 7/20/12	7,679	7,983
GNMA, VRN, 3.00%, 7/20/12	42,598	44,711

		33,614,927

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.3%
FHLMC, 6.50%, 12/1/12	6,158	6,240
FHLMC, 6.00%, 2/1/13	20,813	21,888
FHLMC, 7.00%, 11/1/13	3,812	3,924
FHLMC, 7.00%, 12/1/14	4,775	5,022
FHLMC, 6.00%, 1/1/15	152,699	161,829

Short-Term Government - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

FHLMC, 7.50%, 5/1/16	$76,725	$82,166
FHLMC, 5.50%, 11/1/17	271,928	295,059
FNMA, 6.50%, 1/1/13	21,745	22,036
FNMA, 6.50%, 3/1/13	306	309
FNMA, 6.00%, 6/1/13	3,910	3,935
FNMA, 6.00%, 1/1/14	2,598	2,677
FNMA, 6.00%, 7/1/14	24,067	25,630
FNMA, 5.50%, 4/1/16	67,492	73,363
FNMA, 7.00%, 5/1/32	286,453	338,893
FNMA, 7.00%, 5/1/32	139,704	165,279
FNMA, 7.00%, 6/1/32	50,708	60,291
FNMA, 7.00%, 6/1/32	206,937	244,820
FNMA, 7.00%, 8/1/32	194,127	229,666
GNMA, 9.50%, 11/20/19	4,831	5,106

		1,748,133

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $34,363,592)		35,363,060

TEMPORARY CASH INVESTMENTS — 2.6%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 4.00%, 2/15/15 - 6/30/16, valued at $4,440,499), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $4,355,930)		4,355,894
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $4,454,303), in a joint trading account at 0.10%, dated 6/29/12, due 7/2/12 (Delivery value $4,355,930)		4,355,894
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/40, valued at $1,109,267), in a joint trading account at 0.06%, dated 6/29/12, due 7/2/12 (Delivery value $1,088,978)		1,088,973
SSgA U.S. Government Money Market Fund	3,942,073	3,942,073

TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,742,834)		13,742,834

TOTAL INVESTMENT SECURITIES — 100.3% (Cost $534,962,564)		537,530,899

OTHER ASSETS AND LIABILITIES — (0.3)%		(1,668,680)

TOTAL NET ASSETS — 100.0%		$535,862,219

Notes to Schedule of Investments

FDIC	-	Federal Deposit Insurance Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
SEQ	-	Sequential Payer

Short-Term Government - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(2)	Final maturity date indicated, unless otherwise noted.

Short-Term Government - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
U.S. Treasury Securities	—	$360,890,385	—
U.S. Government Agency Securities	—	66,165,552	—
Collateralized Mortgage Obligations	—	61,369,068	—
U.S. Government Agency Mortgage-Backed Securities	—	35,363,060	—
Temporary Cash Investments	$3,942,073	9,800,761	—

Total Value of Investment Securities	$3,942,073	$533,588,826	—

Short-Term Government - Schedule of Investments
JUNE 30, 2012 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$534,980,974
Gross tax appreciation of investments	$2,676,184
Gross tax depreciation of investments	(126,259)
Net tax appreciation (depreciation) of investments	$2,549,925

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY GOVERNMENT INCOME TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 27, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 27, 2012